Redeemable Preferred Shares (Schedule of Changes of Redeemable Preferred Shares) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Class of Stock [Line Items]
Beginning balance, amount	$ 17,184
Conversion to ordinary shares	17,912
Ending balance, amount
Series A-1 Redeemable Preferred Shares [Member]
Class of Stock [Line Items]
Shares outstanding	14,474,377	14,474,377	14,474,377
Conversion to ordinary shares	(14,474,377)
Shares outstanding		14,474,377	14,474,377
Beginning balance, amount	647	589	536
Redeemable Preferred Shares redemption value accretion	25	58	53
Conversion to ordinary shares	(672)
Ending balance, amount		647	589
Series A-2 Redeemable Preferred Shares [Member]
Class of Stock [Line Items]
Shares outstanding	26,000,000	26,000,000	26,000,000
Conversion to ordinary shares	(26,000,000)
Shares outstanding		26,000,000	26,000,000
Beginning balance, amount	8,854	7,922	7,073
Redeemable Preferred Shares redemption value accretion	368	932	849
Conversion to ordinary shares	(9,222)
Ending balance, amount		8,854	7,922
Series B Redeemable Preferred Shares [Member]
Class of Stock [Line Items]
Shares outstanding	5,571,428	5,571,428	5,571,428
Conversion to ordinary shares	(5,571,428)
Shares outstanding		5,571,428	5,571,428
Beginning balance, amount	7,683	6,878	6,092
Redeemable Preferred Shares redemption value accretion	335	805	786
Conversion to ordinary shares	(8,018)
Ending balance, amount		7,683	6,878
Redeemable Preferred Stock [Member]
Class of Stock [Line Items]
Beginning balance, amount	17,184	15,389	13,701
Redeemable Preferred Shares redemption value accretion	755	1,795	1,688
Conversion to ordinary shares	(17,912)
Ending balance, amount		$ 17,184	$ 15,389